Leases (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about leases for lessee [abstract]
Schedule of Information About Right of Use Assets
Information about leases for which the Company is a lessee is presented below:
Right of use assets

	Aircraft	Real estate	Total
Balance at January 1, 2023	$210,786	$23,594	$234,380
Additions	120,747	1,960	122,707
Depreciation expense	(70,622)	(5,319)	(75,941)
Balance at December 31, 2023	$260,911	$20,235	$281,146
Additions	98,603	18,300	116,903
Derecognition	(20,271)	—	(20,271)
Depreciation expense	(62,327)	(6,148)	(68,475)
Balance at December 31, 2024	$276,916	$32,387	$309,303
Additions	41,760	11,581	53,341
Depreciation expense	(59,437)	(6,446)	(65,883)
Balance at December 31, 2025	$259,239	$37,522	$296,761

Schedule of Lease liabilities

	2025	2024
Current portion of lease liability
Aircraft	$60,101	$54,134
Real estate	6,031	4,969
	$66,132	$59,103
Long-term lease liability
Aircraft	$222,113	$239,193
Real estate	36,270	31,401
	$258,383	$270,594
	$324,515	$329,697

Schedule of Lease Expenses
Amounts recognized in the consolidated statement of profit or loss related to leases:

	2025	2024	2023
Depreciation and amortization
Depreciation expense of right of use assets	$65,883	$68,475	$75,941

Other operating and administrative expenses
Short-term leases	$9,713	$6,681	$12,310
Leases of low-value assets	351	369	425
Variable lease payments not include in the measurement of lease liabilities	851	3,225	2,895
	$10,915	$10,275	$15,630
Finance cost
Interest expense on lease liability	$16,972	$16,366	$12,173
Unwinding of discount and changes in the discount rate	1,154	(2,501)	1,106
	$18,126	$13,865	$13,279
	$94,924	$92,615	$104,850